Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts	Valuation and qualifying accounts
The following table presents the information required by Rule 12-09 of Regulation S-X regarding valuation and qualifying accounts for each of the periods presented:

Description	Balance at beginning of period	Additions (i)	Deductions (ii)	Remeasurement/Translation	Balance at end of period
Year ended December 31, 2024:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$1,440	$766	$(1,636)	$(179)	$391
Valuation allowance on deferred tax assets	218,674	32,999	(10,631)	(36,144)	204,898
Reported as liabilities:
Provision for contingencies	50,619	7,620	(19,072)	(8,811)	30,356
Total	$270,733	$41,385	$(31,339)	$(45,134)	$235,645
Year ended December 31, 2023:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$849	$838	$(309)	$62	$1,440
Valuation allowance on deferred tax assets	201,414	34,029	(11,458)	(5,311)	218,674
Reported as liabilities:
Provision for contingencies	44,839	24,893	(22,022)	2,909	50,619
Total	$247,102	$59,760	$(33,789)	$(2,340)	$270,733
Year ended December 31, 2022:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$874	$732	$(715)	$(42)	$849
Valuation allowance on deferred tax assets	186,239	63,163	(5,453)	(42,535)	201,414
Reported as liabilities:
Provision for contingencies	34,086	27,182	(16,224)	(205)	44,839
Total	$221,199	$91,077	$(22,392)	$(42,782)	$247,102

(i)Additions in valuation allowance on deferred tax assets are charged to income tax expense, net.

Additions in provision for contingencies are explained as follows:

Fiscal years 2024, 2023 and 2022 – Relate to the accrual of $7,201, $24,260 and $27,041, respectively, and a reclassification of $419, $633, and $141 during fiscal years 2024, 2023 and 2022, respectively. See Note 18 for details.

(ii)Deductions in valuation allowance on deferred tax assets are charged to income tax expense, net.

Deductions in provision for contingencies are explained as follows:

Corresponds to the settlements amounting to $19,072; $22,022 and $16,224 during fiscal years 2024, 2023 and 2022, respectively as discussed in Note 18.
(iii)Presented in the consolidated balance sheet as follows: $294, $1,330 and $460 as of December 31, 2024, 2023 and 2022, respectively, within Accounts and notes receivable, net and $97 and $110 and $389 as of December 31, 2024, 2023 and 2022, respectively, within Other receivables.